ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Accrued payroll and welfare expenses	194	231	30
Withholding tax payable (note)	746	746	96
Accrued audit fee	876	1,180	151
Deferred government subsidies	677	677	87
Other accruals and payables	193	676	87
Total	2,686	3,510	451